Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal tax expense/(benefit) at statutory rate	21.00%	21.00%
State tax, net of federal benefit	2.50%	11.80%
Non-taxable partnership income	(7.50%)	(25.50%)
Permanent differences	(0.50%)	(9.20%)
Research and development	0.90%	(1.20%)
Other	(0.10%)	0.00%
Change in valuation allowance	(16.30%)	3.10%
Effective income tax rate	0.00%	0.00%